Quarterly Report
September 30, 2021
MFS®  Total Return Series
MFS® Variable Insurance Trust
VTR-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 58.0%
Aerospace & Defense – 2.3%
Honeywell International, Inc.	124,080	$26,339,702
L3Harris Technologies, Inc.	75,310	16,586,274
Lockheed Martin Corp.	22,117	7,632,577
Northrop Grumman Corp.	30,406	10,950,721
		$61,509,274
Alcoholic Beverages – 0.6%
Constellation Brands, Inc., “A”	39,272	$8,274,218
Diageo PLC	174,855	8,425,048
		$16,699,266
Automotive – 1.1%
Aptiv PLC (a)	28,474	$4,241,772
Lear Corp.	83,176	13,015,380
LKQ Corp. (a)	258,272	12,996,247
		$30,253,399
Biotechnology – 0.3%
Vertex Pharmaceuticals, Inc. (a)	43,442	$7,879,944
Broadcasting – 0.3%
Discovery Communications, Inc., “C” (a)	211,485	$5,132,741
Omnicom Group, Inc.	32,824	2,378,427
		$7,511,168
Brokerage & Asset Managers – 2.8%
BlackRock, Inc.	7,578	$6,355,366
Cboe Global Markets, Inc.	76,555	9,482,102
Charles Schwab Corp.	565,403	41,183,955
Invesco Ltd.	303,800	7,324,618
NASDAQ, Inc.	53,698	10,364,788
		$74,710,829
Business Services – 2.3%
Accenture PLC, “A”	49,992	$15,993,441
Amdocs Ltd.	131,830	9,980,849
Cognizant Technology Solutions Corp., “A”	108,432	8,046,739
Fidelity National Information Services, Inc.	120,293	14,637,252
Fiserv, Inc. (a)	115,326	12,512,871
		$61,171,152
Cable TV – 2.0%
Comcast Corp., “A”	917,136	$51,295,416
Chemicals – 0.7%
3M Co.	15,359	$2,694,276
PPG Industries, Inc.	111,741	15,980,080
		$18,674,356
Computer Software – 2.6%
Microsoft Corp.	200,654	$56,568,376
Oracle Corp.	123,524	10,762,646
		$67,331,022

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.7%
Masco Corp.	368,825	$20,488,229
Otis Worldwide Corp.	51,220	4,214,382
Stanley Black & Decker, Inc.	64,820	11,363,594
Vulcan Materials Co.	48,534	8,210,011
		$44,276,216
Consumer Products – 0.6%
Colgate-Palmolive Co.	117,870	$8,908,615
Kimberly-Clark Corp.	57,608	7,629,603
		$16,538,218
Consumer Services – 0.2%
Booking Holdings, Inc. (a)	1,713	$4,066,439
Electrical Equipment – 1.2%
Johnson Controls International PLC	461,963	$31,450,441
Electronics – 3.0%
Applied Materials, Inc.	103,522	$13,326,387
Intel Corp.	357,053	19,023,784
NXP Semiconductors N.V.	60,421	11,834,661
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	117,247	13,090,628
Texas Instruments, Inc.	105,557	20,289,111
		$77,564,571
Energy - Independent – 1.6%
ConocoPhillips	244,563	$16,574,035
Hess Corp.	164,166	12,823,006
Pioneer Natural Resources Co.	76,075	12,667,248
		$42,064,289
Food & Beverages – 2.1%
Archer Daniels Midland Co.	155,090	$9,306,951
Danone S.A.	116,151	7,927,879
General Mills, Inc.	126,191	7,548,746
J.M. Smucker Co.	35,969	4,317,359
Mondelez International, Inc.	104,088	6,055,840
Nestle S.A.	104,906	12,622,175
PepsiCo, Inc.	49,249	7,407,542
		$55,186,492
Food & Drug Stores – 0.6%
Wal-Mart Stores, Inc.	117,850	$16,425,933
Health Maintenance Organizations – 1.3%
Cigna Corp.	170,847	$34,196,736
Insurance – 3.4%
Aon PLC	90,330	$25,813,604
Chubb Ltd.	136,728	23,719,573
Marsh & McLennan Cos., Inc.	33,622	5,091,380
Travelers Cos., Inc.	93,137	14,157,755
Willis Towers Watson PLC	88,985	20,685,453
		$89,467,765
Internet – 0.5%
Alphabet, Inc., “A” (a)	5,024	$13,431,764

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.3%
Electronic Arts, Inc.	59,774	$8,502,852
Machinery & Tools – 2.4%
Eaton Corp. PLC	237,150	$35,408,867
Ingersoll Rand, Inc. (a)	306,003	15,425,611
PACCAR, Inc.	100,785	7,953,952
Trane Technologies PLC	17,369	2,998,758
		$61,787,188
Major Banks – 7.0%
Bank of America Corp.	934,222	$39,657,724
Goldman Sachs Group, Inc.	157,504	59,541,237
JPMorgan Chase & Co.	283,454	46,398,585
Morgan Stanley	191,597	18,644,304
PNC Financial Services Group, Inc.	94,476	18,483,285
		$182,725,135
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	29,268	$7,668,801
McKesson Corp.	76,478	15,248,184
Quest Diagnostics, Inc.	112,850	16,398,233
		$39,315,218
Medical Equipment – 2.8%
Becton, Dickinson and Co.	31,338	$7,703,507
Danaher Corp.	81,524	24,819,167
Medtronic PLC	218,470	27,385,214
Thermo Fisher Scientific, Inc.	22,669	12,951,480
		$72,859,368
Metals & Mining – 0.2%
Rio Tinto PLC	66,861	$4,414,575
Other Banks & Diversified Financials – 2.2%
Northern Trust Corp.	76,830	$8,283,042
Truist Financial Corp.	577,374	33,862,985
U.S. Bancorp	244,868	14,554,954
		$56,700,981
Pharmaceuticals – 3.7%
Bayer AG	68,087	$3,713,594
Johnson & Johnson	266,290	43,005,835
Merck & Co., Inc.	430,584	32,341,164
Organon & Co.	140,663	4,612,340
Roche Holding AG	33,534	12,236,681
		$95,909,614
Railroad & Shipping – 0.9%
Union Pacific Corp.	122,656	$24,041,803
Real Estate – 0.3%
STORE Capital Corp., REIT	253,729	$8,126,940
Restaurants – 0.2%
Wendy's Co.	275,852	$5,980,471

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 0.8%
Axalta Coating Systems Ltd. (a)	366,447	$10,696,588
DuPont de Nemours, Inc.	135,992	9,246,096
		$19,942,684
Specialty Stores – 0.5%
Home Depot, Inc.	43,606	$14,314,106
Telecommunications - Wireless – 0.6%
T-Mobile USA, Inc. (a)	125,049	$15,976,260
Tobacco – 1.0%
Philip Morris International, Inc.	275,605	$26,124,598
Trucking – 0.2%
United Parcel Service, Inc., “B”	31,457	$5,728,320
Utilities - Electric Power – 2.2%
Duke Energy Corp.	196,992	$19,224,449
Exelon Corp.	219,963	10,633,011
PG&E Corp. (a)	874,528	8,395,469
Pinnacle West Capital Corp.	62,645	4,532,992
Southern Co.	251,979	15,615,139
		$58,401,060
Total Common Stocks		$1,522,555,863
Bonds – 39.9%
Aerospace & Defense – 0.2%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$1,108,000	$1,195,981
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	591,000	640,093
L3Harris Technologies, Inc., 3.85%, 6/15/2023	2,215,000	2,333,736
Raytheon Technologies Corp., 4.125%, 11/16/2028	1,570,000	1,786,951
		$5,956,761
Apparel Manufacturers – 0.0%
NIKE, Inc., “B”, 3.25%, 3/27/2040	$773,000	$846,043
Asset-Backed & Securitized – 5.5%
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 1.676% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	$2,407,803	$2,407,897
Arbor Realty Trust, Inc., CLO, 2020-FL1, “AS”, FLR, 1.564% (LIBOR - 1mo. + 1.4%), 2/15/2035 (n)	1,150,000	1,150,720
Arbor Realty Trust, Inc., CLO, 2021-FL1, “AS”, FLR, 1.283% (LIBOR - 1mo. + 1.2%) 12/15/2035 (n)	2,115,000	2,115,000
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 1.685% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	1,807,500	1,806,381
AREIT CRE Trust, 2019-CRE3, “AS”, FLR, 1.464% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	3,366,000	3,362,634
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	3,880,000	3,910,688
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 1.464% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	3,469,924	3,467,849
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.685% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	834,693	913,079
BDS Ltd., 2019-FL4, “A”, FLR, 1.184% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	1,991,893	1,990,676
BPCRE Holder LLC, FLR, 0.934% (LIBOR - 1mo. + 0.85%), 2/15/2037 (n)	910,009	909,442
BSPRT Issuer Ltd., 2021-FL6, “AS”, FLR, 1.383% (LIBOR - 1mo. + 1.3%), 3/15/2036 (n)	4,964,000	4,951,635
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	1,412,706	1,418,940
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.383% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	5,214,000	5,214,013
CHCP 2021-FL1 Ltd., “AS”, FLR, 1.464% (LIBOR - 1mo. + 1.3%) 2/15/2038 (n)	2,203,500	2,202,801
Columbia Cent CLO 28 Ltd., “A-2-R”, 1.825%, 11/07/2030 (n)	3,492,733	3,492,866
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	2,789,000	3,113,403
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	3,980,975	4,324,481
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	1,118,000	1,115,596
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	2,316,427	2,486,426
Cutwater Ltd., 2015-1A, “AR”, FLR, 1.346% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	3,120,445	3,120,379

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 1.026% (LIBOR - 3mo. + 0.9%), 4/15/2029 (n)	$2,054,320	$2,054,140
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 1.146% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	4,414,000	4,419,367
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	371,666	372,673
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	207,126	207,906
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	156,159	167,768
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	4,243,101	4,558,936
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	2,182,474	2,331,659
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.91%, 2/13/2053	2,001,659	2,129,290
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	4,880,000	5,231,934
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	3,256,792	3,456,709
Ladder Capital Commercial Mortgage Securities LLC, “B”, FLR, 1.983% (LIBOR - 1mo. + 1.9%), 12/13/2038 (n)	2,333,500	2,332,779
LoanCore Ltd., 2021-CRE5, “AS”, FLR, 1.833% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	5,288,000	5,287,997
MF1 CLO Ltd., 2021-FL5, “AS”, FLR, 1.364% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	5,459,500	5,454,379
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.864% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	1,701,000	1,711,623
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 1.795% (LIBOR - 3mo. + 1.65%), 1/29/2030 (n)	3,932,725	3,932,863
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	1,600,004	1,761,113
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	1,456,742	1,591,916
Neuberger Berman CLO Ltd., 2013-15A, “BR2”, FLR, 1.476% (LIBOR - 3mo. + 1.35%), 10/15/2029 (n)	1,750,540	1,750,640
Neuberger Berman CLO XX, Ltd., 2015-20A, FLR, 1.298% (LIBOR - 3mo. + 1.16%), 7/15/2034 (n)	1,900,000	1,902,041
Oaktree CLO Ltd., 2015-1A, “A2AR”, FLR, 1.484% (LIBOR - 3mo. + 1.35%), 10/20/2027 (n)	809,537	809,131
Oaktree CLO Ltd., 2019-1A, “BR”, FLR, 1.888% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	5,195,227	5,195,263
PFP III Ltd., 2021-7, “AS”, FLR, 1.233% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	3,912,305	3,897,669
Ready Capital Mortgage Financing LLC, 2021-FL5, FLR, 1.086% (LIBOR - 1mo. + 1%) 4/25/2038 (n)	3,140,000	3,139,152
Residential Funding Mortgage Securities, Inc., FGIC, 4.792%, 12/25/2035	68,810	68,380
Santander Retail Auto Lease Trust, 2020-A, “B”, 1.88%, 3/20/2024 (n)	1,631,000	1,657,845
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 1.284% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)	5,181,500	5,181,500
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	2,950,000	3,304,423
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	2,461,404	2,602,047
Verizon Owner Trust, 2020-A, “B”, 1.98%, 7/22/2024	2,616,000	2,678,828
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	299,062	299,492
Voya CLO Ltd., 2012-4A, “A2R3”, FLR, 1.541% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	2,010,166	2,010,303
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	4,315,766	4,662,716
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	3,579,870	3,863,616
		$143,501,004
Automotive – 0.6%
General Motors Co., 6.75%, 4/01/2046	$992,000	$1,414,584
Hyundai Capital America, 2.65%, 2/10/2025 (n)	943,000	979,517
Hyundai Capital America, 3%, 2/10/2027 (n)	1,959,000	2,060,358
Lear Corp., 3.8%, 9/15/2027	2,187,000	2,418,166
Lear Corp., 4.25%, 5/15/2029	769,000	860,266
Magna International, Inc., 2.45%, 6/15/2030	2,229,000	2,263,648
Stellantis N.V., 2.691%, 9/15/2031 (n)	832,000	823,924
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	3,867,000	4,134,248
		$14,954,711
Broadcasting – 0.1%
Walt Disney Co., 3.5%, 5/13/2040	$1,460,000	$1,611,859
Walt Disney Co., 3.6%, 1/13/2051	893,000	994,726
		$2,606,585
Brokerage & Asset Managers – 0.3%
E*TRADE Financial Corp., 4.5%, 6/20/2028	$975,000	$1,115,423
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	2,155,000	2,131,336
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	634,000	596,636
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	1,462,000	1,484,507
Raymond James Financial, Inc., 4.95%, 7/15/2046	2,057,000	2,656,976
		$7,984,878

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 0.3%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$1,146,000	$1,396,543
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	815,000	896,453
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	223,000	227,020
Masco Corp., 2%, 2/15/2031	4,244,000	4,104,835
Vulcan Materials Co., 3.5%, 6/01/2030	380,000	417,164
		$7,042,015
Business Services – 1.0%
Equinix, Inc., 2.625%, 11/18/2024	$2,863,000	$2,998,239
Equinix, Inc., 1.8%, 7/15/2027	1,829,000	1,837,793
Experian Finance PLC, 4.25%, 2/01/2029 (n)	1,699,000	1,914,842
Fiserv, Inc., 2.65%, 6/01/2030	730,000	746,970
Fiserv, Inc., 4.4%, 7/01/2049	1,461,000	1,749,320
Global Payments, Inc., 1.2%, 3/01/2026	2,357,000	2,333,124
IHS Markit Ltd., 3.625%, 5/01/2024	336,000	357,571
IHS Markit Ltd., 4.75%, 2/15/2025 (n)	555,000	614,008
IHS Markit Ltd., 4%, 3/01/2026 (n)	1,759,000	1,935,269
IHS Markit Ltd., 4.25%, 5/01/2029	795,000	905,998
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031 (n)	2,212,000	2,232,589
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041 (n)	1,896,000	1,958,233
RELX Capital, Inc., 3%, 5/22/2030	620,000	658,195
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)	1,814,000	1,783,219
Verisk Analytics, Inc., 4.125%, 3/15/2029	2,176,000	2,471,236
Western Union Co., 2.85%, 1/10/2025	578,000	605,996
		$25,102,602
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$1,053,000	$1,384,587
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.5%, 6/01/2041	2,122,000	2,083,688
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	430,000	514,837
Comcast Corp., 2.8%, 1/15/2051	964,000	912,464
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	1,333,000	1,269,285
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	2,526,000	3,751,384
		$9,916,245
Chemicals – 0.1%
Sherwin-Williams Co., 2.3%, 5/15/2030	$1,590,000	$1,604,961
Sherwin-Williams Co., 4.5%, 6/01/2047	1,060,000	1,284,915
		$2,889,876
Computer Software – 0.1%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	$1,640,000	$1,889,215
Microsoft Corp., 2.525%, 6/01/2050	2,011,000	1,935,098
		$3,824,313
Computer Software - Systems – 0.1%
Apple, Inc., 3.85%, 5/04/2043	$1,148,000	$1,341,256
Conglomerates – 0.4%
Carrier Global Corp., 3.377%, 4/05/2040	$3,222,000	$3,380,713
Roper Technologies, Inc., 4.2%, 9/15/2028	791,000	899,083
Roper Technologies, Inc., 2.95%, 9/15/2029	482,000	511,267
Roper Technologies, Inc., 2%, 6/30/2030	1,526,000	1,494,089
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	808,000	857,384
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	2,112,000	2,430,701
		$9,573,237
Consumer Products – 0.0%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	$1,097,000	$1,151,620

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.1%
Booking Holdings, Inc., 4.625%, 4/13/2030	$1,430,000	$1,699,756
Electronics – 0.3%
Broadcom, Inc., 4.15%, 11/15/2030	$565,000	$626,005
Broadcom, Inc., 4.3%, 11/15/2032	1,558,000	1,745,947
Broadcom, Inc., 3.469%, 4/15/2034 (n)	1,205,000	1,240,833
Broadcom, Inc., 3.187%, 11/15/2036 (n)	2,767,000	2,763,793
Intel Corp., 4.75%, 3/25/2050	2,141,000	2,797,633
		$9,174,211
Energy - Independent – 0.0%
Diamondback Energy, Inc., 4.4%, 3/24/2051	$360,000	$408,342
Energy - Integrated – 0.2%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$504,000	$574,085
Eni S.p.A., 4.75%, 9/12/2028 (n)	1,944,000	2,272,517
Total Capital International S.A., 3.127%, 5/29/2050	1,732,000	1,741,501
		$4,588,103
Financial Institutions – 0.3%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$362,000	$391,134
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	2,329,000	2,473,926
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	682,000	736,291
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	1,024,000	1,056,035
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,821,000	1,790,958
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	639,000	697,305
		$7,145,649
Food & Beverages – 0.6%
Anheuser-Busch InBev S.A., 8%, 11/15/2039	$2,950,000	$4,790,805
Constellation Brands, Inc., 3.5%, 5/09/2027	2,322,000	2,547,669
Diageo Capital PLC, 2.375%, 10/24/2029	2,618,000	2,695,341
General Mills, Inc., 4%, 4/17/2025	2,134,000	2,343,951
General Mills, Inc., 2.875%, 4/15/2030	435,000	457,203
Keurig Dr Pepper, Inc., 3.2%, 5/01/2030	357,000	384,475
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	732,000	820,207
PepsiCo, Inc., 3.5%, 3/19/2040	567,000	631,889
		$14,671,540
Gaming & Lodging – 0.3%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$1,593,000	$1,862,474
Las Vegas Sands Corp., 3.9%, 8/08/2029	918,000	935,731
Marriott International, Inc., 4%, 4/15/2028	1,950,000	2,142,066
Marriott International, Inc., 4.625%, 6/15/2030	1,979,000	2,260,935
Marriott International, Inc., 2.85%, 4/15/2031	7,000	7,089
Marriott International, Inc., 2.75%, 10/15/2033	1,600,000	1,564,434
		$8,772,729
Insurance – 0.0%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$731,000	$788,387
Insurance - Health – 0.0%
UnitedHealth Group, Inc., 3.5%, 8/15/2039	$732,000	$808,175
Insurance - Property & Casualty – 0.4%
American International Group, Inc., 4.125%, 2/15/2024	$2,315,000	$2,499,053
Aon Corp., 3.75%, 5/02/2029	4,102,000	4,566,074
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	914,000	996,991

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	$1,087,000	$1,206,339
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	832,000	1,048,202
		$10,316,659
International Market Quasi-Sovereign – 0.2%
Temasek Financial I Ltd. (Republic of Singapore), 2.375%, 1/23/2023 (n)	$6,400,000	$6,552,339
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,679,000	$1,801,968
CNH Industrial Capital LLC, 1.875%, 1/15/2026	448,000	454,035
		$2,256,003
Major Banks – 1.6%
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	$1,626,000	$1,737,263
Bank of America Corp., 3.5%, 4/19/2026	1,361,000	1,486,111
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR + 1.93%) to 6/19/2041	1,986,000	1,917,320
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)	399,000	407,988
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	6,003,000	6,178,406
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR + 1.248%) to 7/21/2032	3,317,000	3,284,225
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2169	442,000	443,105
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	1,122,000	1,137,427
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	3,707,000	4,084,767
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR + 1.51%) to 10/15/2030	1,052,000	1,089,474
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	558,000	580,520
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR + 2.46%) to 4/22/2041	2,876,000	2,974,099
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	1,100,000	1,262,823
Morgan Stanley, 3.875%, 4/29/2024	1,358,000	1,465,228
Morgan Stanley, 4%, 7/23/2025	1,063,000	1,171,109
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	6,047,000	6,235,018
PNC Bank N.A., 2.7%, 10/22/2029	835,000	875,608
Royal Bank of Canada, 1.15%, 6/10/2025	2,774,000	2,779,276
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	404,000	428,594
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	3,816,000	3,712,769
		$43,251,130
Medical & Health Technology & Services – 0.7%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$302,000	$308,368
Alcon, Inc., 3.8%, 9/23/2049 (n)	1,564,000	1,737,565
Becton, Dickinson and Co., 4.669%, 6/06/2047	1,805,000	2,253,559
Cigna Corp., 3.2%, 3/15/2040	556,000	572,567
HCA, Inc., 4.125%, 6/15/2029	2,120,000	2,368,086
HCA, Inc., 5.125%, 6/15/2039	2,264,000	2,809,496
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	1,404,000	1,718,143
Northwell Healthcare, Inc., 3.979%, 11/01/2046	153,000	172,327
Northwell Healthcare, Inc., 4.26%, 11/01/2047	1,205,000	1,410,036
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	1,174,000	1,262,164
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027	2,267,000	2,468,625
		$17,080,936
Medical Equipment – 0.3%
Boston Scientific Corp., 3.75%, 3/01/2026	$2,370,000	$2,607,483
Boston Scientific Corp., 2.65%, 6/01/2030	1,590,000	1,640,829
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	2,600,000	2,795,022
		$7,043,334
Metals & Mining – 0.3%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$1,394,000	$1,682,452
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	2,667,000	2,649,159
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	1,244,000	1,314,659

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	$1,695,000	$1,659,368
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	709,000	713,240
		$8,018,878
Midstream – 0.6%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$1,833,000	$1,989,171
Enbridge, Inc., 2.5%, 1/15/2025	969,000	1,009,310
Enterprise Products Operating LLC, 4.2%, 1/31/2050	774,000	871,943
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	2,495,000	2,448,465
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	1,207,000	1,290,960
ONEOK, Inc., 4.95%, 7/13/2047	2,331,000	2,755,519
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,881,000	2,008,145
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	1,561,000	1,794,542
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	512,000	590,136
Spectra Energy Partners LP, 3.375%, 10/15/2026	828,000	897,170
		$15,655,361
Mortgage-Backed – 11.3%
Fannie Mae, 5.5%, 5/01/2022 - 4/01/2040	$5,670,708	$6,478,735
Fannie Mae, 5%, 12/01/2023 - 3/01/2041	2,311,675	2,618,073
Fannie Mae, 3.5%, 5/25/2025 - 7/01/2046	13,737,715	14,906,542
Fannie Mae, 2.7%, 7/01/2025	367,000	388,860
Fannie Mae, 2.556%, 12/25/2026	1,440,441	1,533,432
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	4,495,530	4,774,479
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	961,101	1,099,517
Fannie Mae, 2.5%, 11/01/2031	86,847	90,898
Fannie Mae, 3%, 2/25/2033 (i)	394,525	38,710
Fannie Mae, 4.5%, 8/01/2033 - 6/01/2044	5,306,716	5,917,196
Fannie Mae, 6%, 1/01/2034 - 7/01/2037	3,094,707	3,557,022
Fannie Mae, 3.25%, 5/25/2040	148,496	159,563
Fannie Mae, 4%, 9/01/2040 - 6/01/2047	9,636,455	10,600,868
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	485,711	494,673
Fannie Mae, 4%, 7/25/2046 (i)	373,697	70,496
Fannie Mae, UMBS, 2.5%, 2/01/2050 - 7/01/2050	2,857,176	2,980,095
Fannie Mae, UMBS, 2%, 1/01/2051 - 2/01/2051	535,275	540,513
Freddie Mac, 6%, 10/01/2021 - 6/01/2037	1,052,703	1,215,328
Freddie Mac, 5%, 12/01/2021 - 1/15/2040	1,261,767	1,436,648
Freddie Mac, 2.791%, 1/25/2022	1,102,599	1,106,549
Freddie Mac, 2.51%, 11/25/2022	1,503,000	1,534,722
Freddie Mac, 3.111%, 2/25/2023	2,136,000	2,202,610
Freddie Mac, 3.32%, 2/25/2023	745,000	771,941
Freddie Mac, 3.25%, 4/25/2023	2,474,000	2,564,993
Freddie Mac, 3.06%, 7/25/2023	175,000	182,347
Freddie Mac, 3.458%, 8/25/2023	1,642,000	1,725,635
Freddie Mac, 1.018%, 4/25/2024 (i)	5,082,872	93,771
Freddie Mac, 0.634%, 7/25/2024 (i)	14,179,000	198,675
Freddie Mac, 0.732%, 7/25/2024 (i)	5,017,481	60,735
Freddie Mac, 4.5%, 8/01/2024 - 5/01/2042	978,543	1,084,105
Freddie Mac, 0.428%, 8/25/2024 (i)	15,246,000	160,083
Freddie Mac, 0.519%, 8/25/2024 (i)	27,347,458	269,165
Freddie Mac, 3.064%, 8/25/2024	794,000	841,594
Freddie Mac, 0.476%, 10/25/2024 (i)	18,917,661	168,626
Freddie Mac, 3.171%, 10/25/2024	1,304,000	1,394,478
Freddie Mac, 0.4%, 11/25/2024 (i)	15,385,000	135,285
Freddie Mac, 2.67%, 12/25/2024	1,561,000	1,648,700
Freddie Mac, 3.329%, 5/25/2025	2,610,000	2,826,132
Freddie Mac, 3.01%, 7/25/2025	423,000	454,236
Freddie Mac, 3.151%, 11/25/2025	1,001,000	1,082,736
Freddie Mac, 0.773%, 6/25/2027 (i)	13,682,000	502,686

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.887%, 6/25/2027 (i)	$4,666,700	$178,206
Freddie Mac, 3.117%, 6/25/2027	1,114,000	1,221,462
Freddie Mac, 0.71%, 7/25/2027 (i)	12,006,784	367,968
Freddie Mac, 0.46%, 8/25/2027 (i)	9,650,000	199,286
Freddie Mac, 0.562%, 8/25/2027 (i)	6,636,788	156,841
Freddie Mac, 0.406%, 9/25/2027 (i)	10,419,000	187,565
Freddie Mac, 3.187%, 9/25/2027	754,000	831,111
Freddie Mac, 0.325%, 11/25/2027 (i)	16,290,000	216,913
Freddie Mac, 0.417%, 11/25/2027 (i)	11,592,109	188,539
Freddie Mac, 0.455%, 11/25/2027 (i)	10,382,001	198,540
Freddie Mac, 0.371%, 12/25/2027 (i)	10,109,000	165,891
Freddie Mac, 0.413%, 12/25/2027 (i)	11,210,000	211,826
Freddie Mac, 0.493%, 12/25/2027 (i)	17,727,347	377,545
Freddie Mac, 3.65%, 2/25/2028	904,000	1,024,612
Freddie Mac, 3.9%, 4/25/2028	1,667,000	1,914,932
Freddie Mac, 1.218%, 7/25/2029 (i)	829,289	63,209
Freddie Mac, 1.268%, 8/25/2029 (i)	5,213,951	416,755
Freddie Mac, 1.914%, 4/25/2030 (i)	900,000	126,313
Freddie Mac, 1.984%, 4/25/2030 (i)	2,701,417	394,323
Freddie Mac, 1.765%, 5/25/2030 (i)	1,301,002	171,042
Freddie Mac, 1.905%, 5/25/2030 (i)	3,334,078	470,981
Freddie Mac, 1.436%, 6/25/2030 (i)	1,327,631	142,152
Freddie Mac, 1.704%, 8/25/2030 (i)	1,191,673	153,848
Freddie Mac, 1.262%, 9/25/2030 (i)	775,587	74,676
Freddie Mac, 1.172%, 11/25/2030 (i)	1,356,411	121,682
Freddie Mac, 0.423%, 1/25/2031 (i)	5,331,412	143,273
Freddie Mac, 0.873%, 1/25/2031 (i)	2,233,850	150,585
Freddie Mac, 1.026%, 1/25/2031 (i)	1,493,151	119,056
Freddie Mac, 0.625%, 3/25/2031 (i)	4,317,590	189,153
Freddie Mac, 0.836%, 3/25/2031 (i)	1,837,683	119,799
Freddie Mac, 1.333%, 5/25/2031 (i)	822,353	88,089
Freddie Mac, 0.937%, 7/25/2031 (i)	1,237,840	104,944
Freddie Mac, 0.437%, 11/25/2032 (i)	8,659,735	235,454
Freddie Mac, 5.5%, 12/01/2033 - 2/01/2037	940,242	1,076,419
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	601,487	682,239
Freddie Mac, 5.5%, 2/15/2036 (i)	76,544	13,933
Freddie Mac, 4%, 8/01/2037 - 8/01/2047	4,797,974	5,247,210
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	9,687,098	10,494,739
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	11,564,021	12,409,775
Freddie Mac, 4.5%, 12/15/2040 (i)	70,817	6,840
Freddie Mac, 4%, 8/15/2044 (i)	99,238	11,571
Freddie Mac, UMBS, 6.5%, 10/01/2034	31,423	35,781
Freddie Mac, UMBS, 5%, 10/01/2035	196,265	223,988
Freddie Mac, UMBS, 6%, 1/01/2036 - 3/01/2036	88,518	100,024
Freddie Mac, UMBS, 3%, 7/01/2050	103,436	110,805
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	1,273,889	1,488,468
Ginnie Mae, 5.5%, 5/15/2033 - 10/15/2035	771,392	889,957
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	1,779,746	2,011,378
Ginnie Mae, 5%, 7/20/2033 - 12/15/2034	250,016	289,548
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	1,937,288	2,124,524
Ginnie Mae, 3.5%, 12/15/2041 - 3/20/2048	4,966,102	5,362,611
Ginnie Mae, 3%, 4/20/2045 - 8/20/2051	10,323,061	10,842,651
Ginnie Mae, 2.5%, 6/20/2051 - 8/20/2051	9,382,251	9,687,106
Ginnie Mae, 0.557%, 2/16/2059 (i)	3,395,537	143,476
Ginnie Mae, TBA, 3.5%, 11/19/2050 - 10/15/2051	4,300,000	4,522,147
Ginnie Mae, TBA, 4%, 10/15/2051	1,425,000	1,512,198
Ginnie Mae, TBA, 2%, 10/21/2051	1,875,000	1,902,026
Ginnie Mae, TBA, 2.5%, 10/21/2051	3,300,000	3,406,605
Ginnie Mae, TBA, 3%, 10/21/2051	1,675,000	1,749,982

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 2%, 10/19/2036 - 12/13/2051	$66,150,000	$66,369,142
UMBS, TBA, 2.5%, 10/19/2036 - 11/10/2051	42,675,000	44,035,234
UMBS, TBA, 3%, 10/19/2036 - 11/10/2051	14,375,000	15,030,547
UMBS, TBA, 1.5%, 11/16/2036 - 12/16/2036	3,400,000	3,427,123
UMBS, TBA, 4%, 10/25/2051	975,000	1,044,602
		$296,890,672
Municipals – 0.4%
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029	$2,750,000	$3,523,315
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	3,685,000	6,015,692
State of Florida, “A”, 2.154%, 7/01/2030	1,437,000	1,452,645
		$10,991,652
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$486,000	$666,678
Natural Gas - Pipeline – 0.1%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$3,344,000	$3,637,336
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	253,000	287,286
		$3,924,622
Network & Telecom – 0.4%
AT&T, Inc., 2.75%, 6/01/2031	$2,106,000	$2,162,440
AT&T, Inc., 3.65%, 9/15/2059	1,786,000	1,780,504
Verizon Communications, Inc., 2.1%, 3/22/2028	273,000	277,119
Verizon Communications, Inc., 3.15%, 3/22/2030	1,053,000	1,126,140
Verizon Communications, Inc., 2.55%, 3/21/2031	512,000	518,293
Verizon Communications, Inc., 4.272%, 1/15/2036	1,477,000	1,735,051
Verizon Communications, Inc., 4.812%, 3/15/2039	1,877,000	2,328,380
		$9,927,927
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$1,114,000	$1,302,934
Phillips 66 Co., 2.15%, 12/15/2030	3,438,000	3,354,120
Valero Energy Corp., 4.9%, 3/15/2045	516,000	620,636
Valero Energy, Corp., 6.625%, 6/15/2037	2,124,000	2,868,249
		$8,145,939
Other Banks & Diversified Financials – 0.3%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$2,890,000	$3,039,326
Capital One Financial Corp., 3.75%, 3/09/2027	1,728,000	1,911,734
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR + 1.146%) to 1/29/2031	2,869,000	2,938,250
		$7,889,310
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$1,245,000	$1,404,527
Republic Services, Inc., 1.45%, 2/15/2031	998,000	935,193
		$2,339,720
Real Estate - Office – 0.1%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	$1,316,000	$1,314,127
Real Estate - Retail – 0.1%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$172,000	$193,207
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	1,681,000	1,877,083
Realty Income Corp., REIT, 3.25%, 1/15/2031	569,000	617,457
		$2,687,747

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.3%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$2,106,000	$2,165,552
Amazon.com, Inc., 2.5%, 6/03/2050	1,592,000	1,490,991
Best Buy Co., Inc., 4.45%, 10/01/2028	2,037,000	2,344,098
Home Depot, Inc., 3.9%, 6/15/2047	1,113,000	1,309,644
		$7,310,285
Specialty Stores – 0.0%
TJX Cos., Inc., 3.875%, 4/15/2030	$453,000	$515,688
Telecommunications - Wireless – 0.6%
American Tower Corp., REIT, 3%, 6/15/2023	$938,000	$976,635
American Tower Corp., REIT, 3.6%, 1/15/2028	1,138,000	1,238,972
American Tower Corp., REIT, 3.1%, 6/15/2050	1,568,000	1,534,864
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	3,121,000	3,124,111
Crown Castle International Corp., 1.35%, 7/15/2025	701,000	704,308
Crown Castle International Corp., 3.65%, 9/01/2027	2,565,000	2,820,149
T-Mobile USA, Inc., 2.05%, 2/15/2028	1,892,000	1,907,136
T-Mobile USA, Inc., 4.5%, 4/15/2050	2,244,000	2,615,985
		$14,922,160
Telephone Services – 0.1%
Deutsche Telekom AG, 3.625%, 1/21/2050 (n)	$1,281,000	$1,363,966
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$1,826,000	$2,713,202
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 4.35%, 7/01/2023	$675	$694
Small Business Administration, 4.77%, 4/01/2024	56,280	58,156
Small Business Administration, 5.18%, 5/01/2024	74,900	78,278
Small Business Administration, 5.52%, 6/01/2024	4,638	4,835
Small Business Administration, 4.99%, 9/01/2024	80,413	83,361
Small Business Administration, 4.95%, 3/01/2025	2,968	3,083
Small Business Administration, 5.11%, 8/01/2025	287,843	304,540
		$532,947
U.S. Treasury Obligations – 9.8%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$5,500,000	$4,940,547
U.S. Treasury Bonds, 2.875%, 5/15/2043	9,096,000	10,438,726
U.S. Treasury Bonds, 2.5%, 2/15/2045	9,797,000	10,579,995
U.S. Treasury Bonds, 3%, 11/15/2045	3,638,000	4,288,577
U.S. Treasury Bonds, 3%, 2/15/2048	8,760,000	10,416,188
U.S. Treasury Bonds, 2.875%, 5/15/2049	900,000	1,052,859
U.S. Treasury Bonds, 2.375%, 11/15/2049	32,465,000	34,553,666
U.S. Treasury Notes, 0.125%, 12/31/2022	16,450,000	16,444,859
U.S. Treasury Notes, 1.375%, 1/31/2025	70,000,000	71,763,672
U.S. Treasury Notes, 0.375%, 11/30/2025	76,500,000	75,038,731
U.S. Treasury Notes, 0.875%, 6/30/2026	17,200,000	17,139,531
		$256,657,351
Utilities - Electric Power – 0.8%
Berkshire Hathaway Energy Co., 4.25%, 10/15/2050	$257,000	$310,715
Duke Energy Corp., 2.65%, 9/01/2026	345,000	363,942
Enel Finance International N.V., 2.65%, 9/10/2024	1,020,000	1,068,768
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	1,916,000	2,291,139
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	392,000	486,741
Evergy, Inc., 2.9%, 9/15/2029	1,644,000	1,725,330
Exelon Corp., 4.05%, 4/15/2030	1,913,000	2,168,057
FirstEnergy Corp., 3.4%, 3/01/2050	1,078,000	1,036,346

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Georgia Power Co., 3.7%, 1/30/2050	$147,000	$156,763
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	1,333,000	1,467,990
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	924,000	946,547
Northern States Power Co., 2.6%, 6/01/2051	1,912,000	1,812,938
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/2029	2,486,000	3,098,731
Pacific Gas & Electric Co., 2.1%, 8/01/2027	480,000	468,436
Pacific Gas & Electric Co., 3%, 6/15/2028	1,410,000	1,434,825
Pacific Gas & Electric Co., 3.3%, 8/01/2040	926,000	854,438
Xcel Energy, Inc., 3.4%, 6/01/2030	968,000	1,054,926
Xcel Energy, Inc., 3.5%, 12/01/2049	1,154,000	1,230,015
		$21,976,647
Utilities - Gas – 0.0%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$1,330,000	$1,299,929
Total Bonds		$1,046,993,247
Convertible Preferred Stocks – 0.9%
Automotive – 0.3%
Aptiv PLC, 5.5%	39,000	$6,571,500
Medical Equipment – 0.4%
Boston Scientific Corp., 5.5%	66,836	$7,779,711
Danaher Corp., 4.75%	1,324	2,685,085
		$10,464,796
Telecommunications - Wireless – 0.2%
T-Mobile USA, Inc., 5.25% (a)	5,432	$6,142,234
Total Convertible Preferred Stocks		$23,178,530
Preferred Stocks – 0.3%
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd.	107,395	$6,286,102
Investment Companies (h) – 6.0%
Money Market Funds – 6.0%
MFS Institutional Money Market Portfolio, 0.04% (v)	158,442,085	$158,442,084

Other Assets, Less Liabilities – (5.1)%		(133,863,795)
Net Assets – 100.0%		$2,623,592,031
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $158,442,084 and $2,599,013,742, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $178,663,457, representing 6.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.

Portfolio of Investments (unaudited) – continued
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,469,492,778	$6,142,234	$—	$1,475,635,012
Switzerland	—	24,858,856	—	24,858,856
Taiwan	13,090,628	—	—	13,090,628
United Kingdom	—	12,839,623	—	12,839,623
France	—	7,927,879	—	7,927,879
Ireland	7,668,801	—	—	7,668,801
South Korea	—	6,286,102	—	6,286,102
Germany	—	3,713,594	—	3,713,594
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	257,190,298	—	257,190,298
Non - U.S. Sovereign Debt	—	6,552,339	—	6,552,339
Municipal Bonds	—	10,991,652	—	10,991,652
U.S. Corporate Bonds	—	256,826,614	—	256,826,614
Residential Mortgage-Backed Securities	—	297,126,820	—	297,126,820
Commercial Mortgage-Backed Securities	—	67,558,273	—	67,558,273
Asset-Backed Securities (including CDOs)	—	75,706,583	—	75,706,583
Foreign Bonds	—	75,040,668	—	75,040,668
Mutual Funds	158,442,084	—	—	158,442,084
Total	$1,648,694,291	$1,108,761,535	$—	$2,757,455,826
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$118,744,977	$520,686,952	$480,989,845	$—	$—	$158,442,084
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$47,443	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.